CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	6 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Cash flows from operating activities:
Net income	$ 51,762	$ 63,621
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation of property, plant and equipment	4,707	4,602
Amortization of prepaid land leases	209	197
Amortization of intangible assets	155	156
Allowance for credit losses	1,480	596
Loss (gain) on disposal of property, plant and equipment	(39)	10
Share of net income of equity investees	(4,659)	(3,538)
Gains on disposal of an investment in an equity investee	0	(5,763)
Share-based compensation expenses	938	40
Deferred income tax expense (benefit)	(2,367)	6,235
Accretion of convertible bond	0	57
Fair value adjustments of a bifurcated derivative	0	(5)
Changes in operating assets and liabilities:
Accounts receivable and retention	(75,574)	39,851
Costs and estimated earnings in excess of billings	(12,605)	(35,083)
Inventories	15,597	6,650
Advances to suppliers	1,868	(4,812)
Other receivables	2,316	3,687
Prepaid expenses and other assets	(337)	128
Due from related parties	(2,002)	9,147
Accounts payable	13,448	10,794
Deferred revenue	33,623	2,865
Accruals and other payables	8,426	1,861
Due to related parties	383	(1,178)
Income tax payable	8,301	5,541
Other tax payables	9,377	3,789
Net cash provided by operating activities	55,007	109,448
Cash flows from investing activities:
Purchases of short-term investments	(144,705)	(103,661)
Maturity of short-term investments	153,651	99,937
Purchases of property, plant and equipment	(6,202)	(2,863)
Proceeds from disposal of property, plant and equipment	241	292
Proceeds received for the disposal of an equity investee	0	4,458
Acquisition of a subsidiary, net of cash acquired	0	(150)
Net cash (used in) generated by investing activities	2,985	(1,987)
Cash flows from financing activities:
Proceeds from short-term bank loans	0	2,274
Repayments of short-term bank loans	0	(2,752)
Proceeds from long-term bank loans	274	177
Repayments of long-term bank loans	(407)	(260)
Payment of dividends	(12,107)	(12,713)
Repayments of convertible bond	0	(20,753)
Net cash used in financing activities	(12,240)	(34,027)
Effect of foreign exchange rate changes	22,777	(5,319)
Net increase in cash, cash equivalents and restricted cash	68,529	68,115
Cash, cash equivalents and restricted cash, beginning of period	319,097	358,387
Cash, cash equivalents and restricted cash, end of period	387,626	426,502
Reconciliation of cash, cash equivalents and restricted cash to the consolidated balance sheets:
Total cash, cash equivalents and restricted cash	387,626	426,502
Supplemental cash flow data Non-Cash Investing Activities:
Acquisition of property, plant and equipment included in construction costs payable and accrued liabilities	$ 3,735	$ 5,220